Goodwill and other intangible assets - Five years (Details 3) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Goodwill and other intangible assets
2017	¥ 8,374
2018	7,643
2019	6,921
2020	5,860
2021	¥ 4,823